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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         University Capital Strategies Group
                 -----------------------------------
   Address:      3444-408 St. Peter Street
                 -----------------------------------
                 St. Paul, MN 55102
                 -----------------------------------

                 -----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick J. Hess
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   651-251-0380
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Patrick J. Hess              St. Paul, Minnesota      2/14/06
   -------------------------------  -------------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                        --------------------

Form 13F Information Table Entry Total:       40
                                        --------------------

Form 13F Information Table Value Total:       100,340
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER          VOTING AUTHORITY
          NAME OF ISSUER   TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DISCRETION  MANAGERS      SOLE    SHARED     NONE
Renal Care                 common          759930100    9225    195000  SH       sole                   195000
Seibel Systems             common          826170102    9033    854610  SH       sole                   854610
Engineered Support Systems common          292866100    8619    206996  SH       sole                   206996
Alamosa Holdings           common          11589108     8449    454000  SH       sole                   454000
Reebok Intl                common          758110100    6336    108000  SH       sole                   108000
NDC Health                 common          639480102    4965    258200  SH       sole                   258200
Bindview                   common          90327107     4810   1208568  SH       sole                  1208568
Cyberguard                 common          231910100    4357    493405  SH       sole                   493405
La Quinta - Paired         common          504190202    4352    390696  SH       sole                   390696
Geac Computer              common          368289104    3552    325849  SH       sole                   325849
Ivax                       common          465823102    3445    110000  SH       sole                   110000
MBNA Corp                  common          55262l100    3433    125000  SH       sole                   125000
Captiva                    common          14073t109    3223    144849  SH       sole                   144849
Vintage Petroleum          common          927460105    3082     57800  SH       sole                    57800
Prentiss Properties        common          740706106    2945     72400  SH       sole                    72400
Inamed                     common          453235103    2543     29000  SH       sole                    29000
Intellisync                common          458176104    2395    464231  SH       sole                   464231
Specialty Labs             common          84749r100    2219    170000  SH       sole                   170000
Beverly Enterprises        common          87851309     1517    130000  SH       sole                   130000
Unizan Financial           common          91528w101    1267     48174  SH       sole                    48174
TDC A/S - Spons            ADR             87236n102    1141     38200  SH       sole                    38200
Gtech Holdings             common          400518106    1114     35100  SH       sole                    35100
Micro Therapeutics         common          59500w100    1043    150473  SH       sole                   150473
Abgenix                    common          00339b107     967     45000  SH       sole                    45000
Telewest Global            common          87956t107     953     40000  SH       sole                    40000
Serena Software            common          817492101     867     36999  SH       sole                    36999
Tommy Hilfiger             common          g8915z102     797     49100  SH       sole                    49100
Maxtor                     common          577729205     726    104600  SH       sole                   104600
UICI                       common          902737105     595     16760  SH       sole                    16760
MCI                        common          552691107     592     30000  SH       sole                    30000
Water Pik                  common          941130100     507     23622  SH       sole                    23622
Exterasys Networks         common          293637401     398     30000  SH       sole                    30000
Linen 'n Things            common          535679104     319     11980  SH       sole                    11980
Advanced Power             common         00761"E"108    126      9269  SH       sole                     9269
Zapata                     common          989070602     104     18100  SH       sole                    18100
Learning Care Group        common          52200l102      81     10895  SH       sole                    10895
Tel Offshore Trust         common          872382106      78      6797  SH       sole                     6797
Union Community Bancorp    common          906054101      64      2400  SH       sole                     2400
People's Ohio Finl         common          712196104      59     58850  SH       sole                    58850
Compex                     common          204513105      42      6400  SH       sole                     6400




                                           TOTAL      100340